SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2021
SEGMENT REPORTING
Schedule of Segment Reporting Information, by Segment

The following table presents summary information by segment for the six months ended June 30, 2020 and 2021, respectively.

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
Repotable segment revenue:
Mining pool	—	2,729,901	422,808
Data center	—	73,762	11,424
Cryptocurrency mining	—	73,462	11,378
Other revenue	6,712	16,353	2,533
Total segment and consolidated revenue	6,712	2,893,478	448,143
Repotable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	—	(2,675,915)	(414,447)
Data center	—	(55,315)	(8,567)
Cryptocurrency mining	—	(31,130)	(4,821)
Others	(7,092)	(12,370)	(1,916)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(7,092)	(2,774,730)	(429,751)
Repotable segment cost of revenue-depreciation and amortization:
Mining pool	—	(7,966)	(1,234)
Data center	—	(10,398)	(1,610)
Cryptocurrency mining	—	(24,828)	(3,845)
Others	(1,508)	(979)	(152)
Total segment and consolidated cost of revenue-depreciation and amortization	(1,508)	(44,171)	(6,841)
Total segment and consolidated cost	(8,600)	(2,818,901)	(436,592)
Reconciling items:
Operating expenses	(90,505)	(83,574)	(12,943)
Other operating income	4,544	1,140	177
Government grant	341	121	19
Other operating expenses	(1,606)	(2,499)	(387)
Net loss on disposal of cryptocurrencies	—	(55,618)	(8,614)
Impairment of cryptocurrencies	—	(57,331)	(8,879)
Changes in fair value of derivative instrument	—	5,409	838
Operating loss	(89,114)	(117,775)	(18,238)
Other income, net	741	2,921	452
Interest income	4,945	636	99
Interest expense	—	(4,767)	(738)
Loss from equity method investments	(7,980)	(8,772)	(1,359)
Gain on previously held equity interest	—	36,142	5,598
Impairment of long-term investments	(33,706)	—	—
Gain from disposal of a subsidiary	—	1,227	190
Income tax benefit	3,653	—	—
Net loss	(121,461)	(90,388)	(13,996)